ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 61,526,404	$ 52,568,903
Less: allowance for doubtful accounts	(939,535)	(868,973)
Accounts receivable, net	$ 60,586,869	$ 51,699,930